Share-Based Payment Plans - Narrative (Details)							12 Months Ended				36 Months Ended
	Jul. 31, 2021 EUR (€) shares employee	Apr. 23, 2021 shares cycle	Mar. 17, 2021 cycle	Jan. 01, 2019 shares € / shares	Jun. 08, 2018 EUR (€) cycle	Jan. 01, 2018 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020 shares
FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)					50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)					50.00%
Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)		50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)		40.00%
Award vesting period		5 years
Number of independent cycles | cycle		3
Period in force of each cycle		3 years
Delivery percent (free cash flow generation, maximum compliance)		10.00%
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)								50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)								50.00%
Award vesting period					5 years
Number of independent cycles | cycle					3
Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective, in percentage)			50.00%
Delivery percent (free cash flow generation, maximum compliance, in percentage)			40.00%
Award vesting period			5 years
Number of independent cycles | cycle			3
Delivery percent (free cash flow generation, maximum compliance)			10.00%
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)	1,853,966
Maximum amount of shares an employee is allowed to purchase | €					€ 1,800
Number of employees registered | employee	15,800
Fair value at measurement date, other equity instruments granted | €	€ 7,300,000
First cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					5 years
Number of independent cycles | cycle					3
Period in force of each cycle					3 years
Number of shares assigned (shares)						8,466,996
Number of shares outstanding (shares)								7,093,162			7,093,162
Weighted-average payment coefficient (as a percent)											50.00%
First cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 4.516
First cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 6.4631
Weighted-average payment coefficient (as a percent)								50.00%	50.00%	50.00%
First cycle | Performance Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)		19,425,499
Number of shares outstanding (shares)							19,216,398
First cycle | Performance Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							9,712,750
Number of shares outstanding (shares)							9,608,199
First cycle | Performance Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							7,770,200
Number of shares outstanding (shares)							7,686,559
First cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)						787,500
Number of shares outstanding (shares)								691,750			691,750
First cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 4.516
First cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares						€ 6.4631
Weighted-average payment coefficient (as a percent)								50.00%	50.00%	50.00%
First cycle | Talent for the Future Share Plan 2021-2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							1,751,500
Number of shares outstanding (shares)							1,745,500
First cycle | Talent for the Future Share Plan 2021-2025 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							875,750
Number of shares outstanding (shares)							872,750
First cycle | Talent for the Future Share Plan 2021-2025 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							700,600
Number of shares outstanding (shares)							698,200
Second Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							9,471,489
Number of shares outstanding (shares)							7,494,896
Second Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 4.4394
Second Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares							€ 6.1436
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
Second Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)				812,000
Number of shares outstanding (shares)							690,750
Second Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 4.4394
Second Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares assigned (EUR per share) | € / shares				€ 6.1436
Weighted-average payment coefficient (as a percent)							50.00%	50.00%	50.00%
Third Cycle | Performance Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)								5,346,508
Number of shares outstanding (shares)							4,903,728
Third Cycle | Performance Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							2,673,254
Number of shares outstanding (shares)							2,451,864
Third Cycle | Performance Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							2,673,254
Number of shares outstanding (shares)							2,451,864
Third Cycle | Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							897,400
Number of shares outstanding (shares)							836,200
Third Cycle | Talent for the Future Share Plan 2018-2022 | TSR Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							448,700
Number of shares outstanding (shares)							418,100
Third Cycle | Talent for the Future Share Plan 2018-2022 | FCF Objective
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)							448,700
Number of shares outstanding (shares)							418,100